Summary of principal accounting policies (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Advertising Expense	$ 2,203,996		$ 16,232,840	$ 51,730,624
Cash And Cash Equivalents And Restricted Cash	10,112,083		39,485,342		¥ 65,663,822	¥ 241,610,810
Restricted Cash and Cash Equivalents, Current	126,278		9,759,765
Restricted Cash and Cash Equivalents, Noncurrent			9,642,098
Sales Taxes	106,962		199,721	439,144
Direct Sales Revenue Goods Gross	19,458,752		45,361,639	136,810,535
Distribution Sales Revenue Goods Gross	28,193,821		49,592,804	48,339,489
Shipping, Handling and Transportation Costs	2,059,934		4,902,307	12,351,337
Government Subsidies	201,168		829,238	2,130,623
Foreign Currency Transaction Gain (Loss), before Tax	$ (687,163)		$ (31,847)	$ 184,157
Debt Instrument Conversion Principal And Accrued Interest Conversion Base | ¥		¥ 100,000,000
Percentage Of Ownership Interests	20.00%				20.00%
Land Use Rights [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years	50 years
EMS [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years	15 years
Variable Interest Entity, Primary Beneficiary [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 126,278